Other Non-Current Assets - Summary of Other Non-Current Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other Noncurrent Assets [abstract]
Net defined benefit plan surpluses	$ 45	$ 48
Cash surrender value of life insurance policies	354	337
Deferred commissions	108	121
Other non-current assets	111	113
Total other non-current assets	$ 618	$ 619